Provisions (Information) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)
Disclosure of other provisions [line items]
Balance as of January 1, 2023	$ 315
Provisions recorded during the year	25
Provisions reversed during the year	(13)
Payments during the year	(22)
Translation differences	(4)
Balance as of December 31, 2023	309
Site restoration and equipment dismantling [Member]
Disclosure of other provisions [line items]
Balance as of January 1, 2023	228	[1]
Provisions recorded during the year	13	[1]
Provisions reversed during the year	0	[1]
Payments during the year	(20)	[1]
Translation differences	3	[1]
Balance as of December 31, 2023	224	[1]
Legal claims [Member]
Disclosure of other provisions [line items]
Balance as of January 1, 2023	45
Provisions recorded during the year	3
Provisions reversed during the year	(3)
Payments during the year	(1)
Translation differences	1
Balance as of December 31, 2023	45
Other [Member]
Disclosure of other provisions [line items]
Balance as of January 1, 2023	42
Provisions recorded during the year	9
Provisions reversed during the year	(10)
Payments during the year	(1)
Translation differences	0
Balance as of December 31, 2023	$ 40

[1]	Main items under 'Site restoration and equipment dismantling'